Regulatory Capital Requirements - Schedule of Assets and Risk Weighted Assets (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Consolidated assets	$ 35,883,197	$ 35,339,754
Risk-Weighted Assets	22,840,956	22,446,553
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Consolidated assets	2,875,942	3,089,072
Cash items in process of collection [member]
Disclosure of financial assets [line items]
Consolidated assets	442,662	173,192
Risk-Weighted Assets	84,245	30,919
Trading investments [member]
Disclosure of financial assets [line items]
Consolidated assets	300,424	580,369
Risk-Weighted Assets	63,248	90,149
Investments under resale agreements [member]
Disclosure of financial assets [line items]
Consolidated assets	122,998	105,580
Risk-Weighted Assets	122,998	97,525
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Consolidated assets	1,137,961	1,302,692
Risk-Weighted Assets	745,255	859,464
Interbank loans [member]
Disclosure of financial assets [line items]
Consolidated assets	57,489	7,115
Risk-Weighted Assets	57,489	7,115
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Consolidated assets	22,113,418	21,685,269
Risk-Weighted Assets	18,741,810	18,634,870
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Consolidated assets	3,907,850	3,964,720
Risk-Weighted Assets	288,703	334,632
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Consolidated assets	173,232	111,643
Risk-Weighted Assets	113,071	49,627
Investments in other companies [member]
Disclosure of financial assets [line items]
Consolidated assets	12,035	11,983
Risk-Weighted Assets	12,035	11,983
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Consolidated assets	702,939	718,683
Risk-Weighted Assets	210,427	226,171
Fixed assets [member]
Disclosure of financial assets [line items]
Consolidated assets	50,893	56,020
Risk-Weighted Assets	50,893	56,020
Right-of-use asset under lease agreements [Member]
Disclosure of financial assets [line items]
Consolidated assets	150,703	170,603
Risk-Weighted Assets	150,703	170,603
Current income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	100,123	64,699
Risk-Weighted Assets	10,012	6,470
Deferred income taxes [member]
Disclosure of financial assets [line items]
Consolidated assets	275,276	314,112
Risk-Weighted Assets	27,528	31,411
Other assets [member]
Disclosure of financial assets [line items]
Consolidated assets	528,293	602,769
Risk-Weighted Assets	403,964	410,854
Contingent loans [member]
Disclosure of financial assets [line items]
Consolidated assets	2,930,959	2,381,233
Risk-Weighted Assets	$ 1,758,575	$ 1,428,740